Note 18 - Fair Value Measurements and Fair Values of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2018
Notes Tables
Fair Value Measurements, Recurring and Nonrecurring [Table Text Block]
	Dec ember 3 1 , 201 8
	Fair Value Measurements Using:
	Total Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Recurring fair value measurements
Investment securities available for sale
Governmental National Mortgage Association mortgage-backed securities	$4,873	$--	$4,873	$--
Federal Home Loan Mortgage Corporation mortgage-backed securities	1,082	--	1,082	--
Federal National Mortgage Association mortgage- backed securities	367	--	367	--
Debt securities, U.S. government agency	358	--	358	--
Total investment securities available for sale	$6,680	$--	$6,680	$--
Total recurring fair value measurements	$6,680	$--	$6,680	$--

Nonrecurring fair value measurements
Impaired loans	$593	$--	$--	$593
Other Real Estate Owned	1,650	--	--	1,650
Total nonrecurring fair value measurements	$2,243	$--	$--	$2,243
	Dec ember 3 1, 201 7
	Fair Value Measurements Using:
	Total Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Recurring fair value measurements
Investment securities available for sale
Governmental National Mortgage Association mortgage-backed securities	$5,643	$--	$5,643	$--
Federal Home Loan Mortgage Corporation mortgage-backed securities	1,342	--	1,342	--
Federal National Mortgage Association mortgage- backed securities	570	--	570	--
Debt securities, U.S. government agency	357	--	357	--
Total investment securities available for sale	$7,912	$--	$7,912	$--
Total recurring fair value measurements	$7,912	$--	$7,912	$--

Nonrecurring fair value measurements
Impaired loans	$2,832	$--	$--	$2,832
Total nonrecurring fair value measurements	$2,832	$--	$--	$2,832

Fair Value Measurement Inputs and Valuation Techniques [Table Text Block]
	December 31 , 201 8
	Quantitative Information About Level 3 Fair Value Measurements
	Total Fair Value	Valuation Techniques	Unobservable Input	Range (Weighted Average)
Impaired loans	$648	Appraisal of collateral (1)	Appraisal adjustments (2)	0%	-	73%	(8%)

Other real estate owned	$1,650	Appraisal of collateral (1)	Appraisal adjustments (2)	0%	-	12%	(12%)
	December 31 , 201 7
	Quantitative Information About Level 3 Fair Value Measurements
	Total Fair Value	Valuation Techniques	Unobservable Input	Range (Weighted Average)
Impaired loans	$2,832	Appraisal of collateral (1)	Appraisal adjustments (2)	0%	-	27%	(1%)

Fair Value, by Balance Sheet Grouping [Table Text Block]
			Fair Value Measurements at
			December 31, 201 8
	Carrying Amount	Fair Value Estimate	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Financial Assets
Investment in interest-earning time deposits	$4,927	$4,927	$--	$--	$4,927
Loans held for sale	5,103	5,254	--	5,254	--
Loans receivable, net	216,898	214,351	--	--	214,351

Financial Liabilities
Deposits	211,911	212,320	45,695	--	166,625
FHLB long-term borrowings	15,000	14,973	--	--	14,973
Subordinated debt	7,831	7,831	--	--	7,831
			Fair Value Measurements at
			December 31, 201 7
	Carrying Amount	Fair Value Estimate	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Financial Assets
Investment in interest-earning time deposits	$4,879	$4,912	$--	$--	$4,912
Loans held for sale	7,006	7,232	--	7,232	--
Loans receivable, net	201,667	202,803	--	--	202,803

Financial Liabilities
Deposits	186,221	187,309	41,183	--	146,126
FHLB long-term borrowings	18,000	16,982	--	--	16,982